Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 19,909	$ 19,222
Web hosting fees	7,778	6,402
Third party service fees	18,927	14,479
Other	1,237	1,192
Cost of revenue	$ 47,851	$ 41,295